RELATED PARTY TRANSACTIONS - Other income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Interest income, net	¥ 1,260,163	$ 172,642	¥ 1,263,332	¥ 743,484
Related party
RELATED PARTY TRANSACTIONS
Interest income, net	7,010		6,987	5,954
Related party | IFM
RELATED PARTY TRANSACTIONS
Interest income, net	3,421		5,076	(753)
Related party | Xinhewan
RELATED PARTY TRANSACTIONS
Interest income, net	0		0	4,301
Related party | Others Related Parties [Member]
RELATED PARTY TRANSACTIONS
Interest income, net	¥ 3,589		¥ 1,911	¥ 2,406